Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 10,941	$ 8,170	$ 7,330
Provision/ charged (credit) to expense	3,092	4,400	2,771
Net deductions/ Other	(1,902)	(1,629)	(1,931)
Balance at end of year	12,131	10,941	8,170
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	16,320	30,664	28,621
Provision/ charged (credit) to expense	(4,562)	(13,959)	2,512
Net deductions/ Other		(385)	(469)
Balance at end of year	11,758	16,320	30,664
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	57,783	24,085	22,807
Provision/ charged (credit) to expense	32,947	33,698	1,278
Balance at end of year	$ 90,730	$ 57,783	$ 24,085